Exhibit 99.1
SLM Student Loan Trust 2008-3
Quarterly Servicing Report

Distribution Date Collection Period	04/25/2008 02/28/2008 — 03/31/2008

SLM Funding LLC	- Depositor
Sallie Mae Inc.	- Servicer and Administrator
Deutsche Bank	- Indenture Trustee
Bank of New York Trust Company, N.A.	- Eligible Lender Trustee
Southwest Student Services Corp	- Excess Distribution Certificateholder

I. 2008-3 Deal Parameters

	Student Loan Portfolio Characteristics		02/28/2008	Activity	03/31/2008
A	i	Portfolio Balance	$969,256,082.01	($232,955.32)	$969,023,126.69
	ii	Interest to be Capitalized	27,888,156.75		28,822,355.53

	iii	Total Pool	$997,144,238.76		$997,845,482.22
	iv	Capitalized Interest	18,000,000.00		18,000,000.00
	v	Specified Reserve Account Balance	2,500,050.00		2,494,613.71

	vi	Total Adjusted Pool	$1,017,644,288.76		$1,018,340,095.93

B	i	Weighted Average Coupon (WAC)	7.014%		7.016%
	ii	Weighted Average Remaining Term	127.82		127.37
	iii	Number of Loans	265,545		265,486
	iv	Number of Borrowers	134,624		121,893
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance - T-Bil	$43,373,513		$43,019,085
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$953,770,726		$954,826,398
	viii	Pool Factor	1.000000000		0.997825638

						%of O/S		%of O/S
	Notes			Spread	Balance 02/28/2008	Securities	Balance 04/25/2008	Securities
C	i	A-1 Notes	78444GAA2	0.50%	$332,000,000.00	32.790%	$332,000,000.00	32.790%
	ii	A-2 Notes	78444GAB0	0.80%	225,125,000.00	22.235%	225,125,000.00	22.235%
	iii	A-3 Notes	78444GAC8	1.00%	425,000,000.00	41.975%	425,000,000.00	41.975%
	iv	B Notes	78444GAD6	1.20%	30,374,000.00	3.000%	30,374,000.00	3.000%

		Total Notes			$1,012,499,000.00	100.000%	$1,012,499,000.00	100.000%

	Reserve Account		02/28/2008	04/25/2008
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)	$2,500,050.00	$0.00
	iii	Specified Reserve Acct Balance ($)	$2,500,050.00	$2,494,613.71
	iv	Reserve Account Floor Balance ($)	$1,000,020.00	$1,000,020.00
	v	Current Reserve Acct Balance ($)	$2,500,050.00	$2,494,613.71

	Other Accounts		02/28/2008	04/25/2008
E	i	Supplemental Loan Purchase Account	$2,875,648.47	$0.00
	ii	Capitalized Interest Account	$18,000,000.00	$18,000,000.00
	iii	Floor Income Rebate Account	$0.00	$1,094,625.32

	Asset/Liability		02/28/2008	04/25/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase	$1,020,519,937.23	$1,018,340,095.93
	ii	Total Outstanding Balance Notes	$1,012,499,000.00	$1,012,499,000.00
	iii	Difference	$8,020,937.23	$5,841,095.93
	iv	Parity Ratio	1.00792	1.00577

II. 2008-3 Transactions from:       02/28/2008       through
03/31/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$4,797,988.43
	ii	Principal Collections from Guarantor	0.00
	iii	Principal Reimbursements	28,452.04
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$4,826,440.47

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$8,622.18
	ii	Capitalized Interest	(1,901,251.42)

	iii	Total Non-Cash Principal Activity	$(1,892,629.24)

C	Student Loan Principal Purchases		$(2,700,855.91)

D	Total Student Loan Principal Activity		$232,955.32

E	Student Loan Interest Activity
	i	Regular Interest Collections	$1,203,693.39
	ii	Interest Claims Received from Guarantors	0.00
	iii	Collection Fees/Returned Items	1,482.17
	iv	Late Fee Reimbursements	36,317.09
	v	Interest Reimbursements	998.79
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$1,242,491.44

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$691.46
	ii	Capitalized Interest	1,901,251.42

	iii	Total Non-Cash Interest Adjustments	$1,901,942.88

G	Student Loan Interest Purchases		$(43,596.67)

H	Total Student Loan Interest Activity		$3,100,837.65

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2008-3 Collection Account Activity       02/28/2008       through
03/31/2008

A		Principal Collections
	i	Principal Payments Received	$3,559,761.76
	ii	Consolidation Principal Payments	1,238,226.67
	iii	Reimbursements by Seller	2,000.59
	iv	Borrower Benefits Reimbursements	10,014.19
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	16,437.26

	vii	Total Principal Collections	$4,826,440.47

B		Interest Collections
	i	Interest Payments Received	$1,177,534.76
	ii	Consolidation Interest Payments	26,158.63
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Interest	998.79
	vii	Collection Fees/Return Items	1,482.17
	viii	Late Fees	36,317.09

	ix	Total Interest Collections	$1,242,491.44

C		Other Reimbursements	$18,110.68

D		Reserves in Excess of the Requirement	$5,436.29

E		Administrator Account Investment Income	$0.00

F		Investment Earnings for Period in Trust Accounts	$82,324.39

G		Funds borrowed during previous distributior	$0.00

H		Funds borrowed from subsequent distributior	$0.00

I		Excess Transferred from Supplemental Loan Purchase Account	$137,339.12

J		Funds Released from Capitalized Interest Account	$0.00

K		Intial Deposit to the Collection Account	$2,400,000.00

L		TOTAL AVAILABLE FUNDS	$8,712,142.39
		LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(20,623.23)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(1,094,625.32)
		Funds Released from the Floor Income Rebate Account	$0.00

M		NET AVAILABLE FUNDS	$7,596,893.84
N		Servicing Fees Due for Current Period	$300,397.90

O		Carryover Servicing Fees Due	$0.00

P		Administration Fees Due	$20,000.00

Q		Total Fees Due for Period	$320,397.90

IV. 2008-3 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	02/28/2008	03/31/2008	02/28/2008	03/31/2008	02/28/2008	03/31/2008	02/28/2008	03/31/2008	02/28/2008	03/31/2008
INTERIM:
In School
Current	6.758%	6.758%	113,746	109,684	42.835%	41.314%	$433,738,481.04	$420,555,204.24	44.750%	43.400%

Grace
Current	6.752%	6.753%	35,644	32,693	13.423%	12.314%	121,531,024.55	$114,088,101.96	12.539%	11.774%

TOTAL INTERIM	6.756%	6.757%	149,390	142,377	56.258%	53.629%	$555,269,505.59	$534,643,306.20	57.288%	55.173%

REPAYMENT
Active
Current	7.476%	7.445%	58,981	63,510	22.211%	23.922%	$209,405,106.40	$222,454,494.17	21.605%	22.957%
31-60 Days Delinquent	7.210%	7.312%	10,455	6,816	3.937%	2.567%	36,497,543.04	22,167,918.04	3.766%	2.288%
61-90 Days Delinquent	7.231%	7.162%	4,399	6,240	1.657%	2.350%	13,335,740.66	20,200,217.62	1.376%	2.085%
91-120 Days Delinquent	7.276%	7.154%	3,357	2,965	1.264%	1.117%	9,662,462.46	8,501,809.94	0.997%	0.877%
> 120 Days Delinquent	7.336%	7.297%	5,967	7,695	2.247%	2.898%	16,626,370.09	21,331,806.33	1.715%	2.201%

Deferment
Current	7.185%	7.161%	19,356	20,569	7.289%	7.748%	77,570,081.74	82,103,123.93	8.003%	8.473%

Forbearance
Current	7.419%	7.362%	13,640	15,267	5.137%	5.751%	50,889,272.03	57,399,450.65	5.250%	5.923%

TOTAL REPAYMENT	7.373%	7.347%	116,155	123,062	43.742%	46.353%	$413,986,576.42	$434,158,820.68	42.712%	44.804%

Claims in Process (1)	0.000%	7.136%	0	47	0.000%	0.018%	$0.00	$220,999.81	0.000%	0.023%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.014%	7.016%	265,545	265,486	100.000%	100.000%	$969,256,082.01	$969,023,126.69	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V.      2008-3 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.875%	146,877	$446,237,220.20	46.050%
- GSL — Unsubsidized	6.842%	106,513	421,721,115.19	43.520%
- PLUS Loans	8.389%	11,816	100,066,836.00	10.327%
- SLS Loans	8.102%	280	997,955.30	0.103%

- Total	7.016%	265,486	$969,023,126.69	100.000%

SCHOOL TYPE	WAC	# Loans	$Amount	%
-Four Year	7.002%	211,146	$826,264,295.72	85.268%
-Two Year	7.086%	40,496	105,487,722.15	10.886%
-Technical	7.133%	13,842	37,270,177.97	3.846%
-Other	8.003%	2	930.85	0.000%

- Total	7.016%	265,486	$969,023,126.69	100.000%

*	Percentages may not total 100% due to rounding
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-3       Interest Accruals

A	Borrower Interest Accrued During Collection Period	$4,241,390.54
B	Interest Subsidy Payments Accrued During Collection Period	1,887,266.68
C	Special Allowance Payments Accrued During Collection Period	0.00
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	82,324.39
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$6,210,981.61
VII. 2008-3       Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.005703832	02/28/2008 - 04/25/2008	1 NY Business Day	3.60242%	LIBOR
B	Class A-2 Interest Rate	0.006178832	02/28/2008 - 04/25/2008	1 NY Business Day	3.90242%	LIBOR
C	Class A-3 Interest Rate	0.006495498	02/28/2008 - 04/25/2008	1 NY Business Day	4.10242%	LIBOR
D	Class B Interest Rate	0.006812165	02/28/2008 - 04/25/2008	1 NY Business Day	4.30242%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/simtrust/extracts/abrate.txt.

VIII. 2008-3      Inputs From Initial Period           02/28/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$969,256,082.01
	ii	Interest To Be Capitalized	27,888,156.75

	iii	Total Pool	$997,144,238.76
	iv	Capitalized Interest	18,000,000.00
	vi	Specified Reserve Account Balance	2,500,050.00

	vii	Total Adjusted Pool	$1,017,644,288.76

B	Total Note Factor		0.506123981
C	Total Note Balance		$1,012,499,000.00

D	Note Balance 02/28/2008		Class A-1	Class A-2	Class A-3	Class B
	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$332,000,000.00	$225,125,000.00	$425,000,000.00	$30,374,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$2,500,050.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-3       Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$7,596,893.84	$7,596,893.84

B	Primary Servicing Fees — Current Month		$300,397.90	$7,296,495.94

C	Administration Fee		$20,000.00	$7,276,495.94

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$1,893,672.11	$5,382,823.83
	ii	Class A-2	$1,391,009.48	$3,991,814.35
	iii	Class A-3	$2,760,586.79	$1,231,227.56
	iv	Total Class A Interest Distribution	$6,045,268.38

E	Class B Noteholders’ Interest Distribution Amount		$206,912.70	$1,024,314.86

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$0.00	$1,024,314.86
	ii	Class A-2	$0.00	$1,024,314.86
	iii	Class A-3	$0.00	$1,024,314.86
	iv	Total Class A Principal Distribution	$0.00

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$1,024,314.86

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$1,024,314.86

I	Carryover Servicing Fees		$0.00	$1,024,314.86

J	Excess to Certificateholder		$1,024,314.86	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$969,023,126.69
	ii	Interest to be Capitalized	28,822,355.53
	iii	Reserve Account Balance (after any reinstatement)	2,494,613.71
	iv	Capitalized Interest Account Balance	18,000,000.00
	v	Less Specified Reserve Account Balance	(2,494,613.71)

	vi	Total	$1,015,845,482.22

	vii	Class A Notes Outstanding (after application of available funds)	$982,125,000.00

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders' Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders' Distribution Amount
		(vii > vi or viii = Y)	N

X. 2008-3       Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$2,500,050.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$2,500,050.00
	iv	Required Reserve Account Balance	$2,494,613.71
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$5,436.29
	vii	Ending Reserve Account Balance	$2,494,613.71

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		03/13/2008
	i	Beginning of Period Account Balance	$2,875,648.47
	ii	Supplemental Loan Purchases	$(2,738,309.35)
	iii	Transfers to Collection Account	$(137,339.12)

	iv	Ending Balance	$(0.00)

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		04/27/2009
	i	Beginning of Period Account Balance	$18,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$18,000,000.00

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$0.00
	ii	Deposits for the Period	$1,094,625.32
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$1,094,625.32

XI. 2008-3 Distributions

A	Distribution Amounts	Class A-1	Class A-2	Class A-3	Class B
	i Quarterly Interest Due	$1,893,672.11	$1,391,009.48	$2,760,586.79	$206,912.70
	ii Quarterly Interest Paid	1,893,672.11	1,391,009.48	2,760,586.79	206,912.70

	iii Interest Shortfall	$0.00	$0.00	$0.00	$0.00
	vii Quarterly Principal Due	$0.00	$0.00	$0.00	$0.00
	viii Quarterly Principal Paid	0.00	0.00	0.00	0.00

	ix Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00

	x Total Distribution Amount	$1,893,672.11	$1,391,009.48	$2,760,586.79	$206,912.70

B	Principal Distribution Reconciliation
	i Pool Balance	2/28/08	$997,144,238.76
	ii Capitalized Interest	2/28/08	18,000,000.00
	iii Specified Reserve Account Balance	2/28/08	2,500,050.00

	iv Total	2/28/08	$1,017,644,288.76

	v Adjusted Pool Balance	3/31/08	$1,018,340,095.93

	vi Principal Distribution Amount (iv — v)		$—

	vii Principal Distribution Amount Paid		$—

	viii Principal Shortfall (vi — vii)		$0.00

C	Total Principal Distribution		$0.00
D	Total Interest Distribution		6,252,181.08

E	Total Cash Distributions		$6,252,181.08

				Paydown
F	Note Balances		02/28/2008	Factor	04/25/2008
	i A-1 Note Balance	78444GAA2	$332,000,000.00		$332,000,000.00
	A-1 Note Pool Factor		1.000000000	0.000000000	1.000000000

	ii A-2 Note Balance	78444GAB0	$225,125,000.00		$225,125,000.00
	A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii A-3 Note Balance	78444GAC8	$425,000,000.00		$425,000,000.00
	A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv B Note Balance	78444GAD6	$30,374,000.00		$30,374,000.00
	B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-3 Historical Pool Information

				2/28/08 - 3/31/08
Beginning		Student Loan Portfolio Balance		$969,256,082.01
		Student Loan Principal Activity
		i	Regular Principal Collections	$4,797,988.43
		ii	Principal Collections from Guarantor	0.00
		iii	Principal Reimbursements	28,452.04
		iv	Other System Adjustments	0.00

		v	Total Principal Collections	$4,826,440.47
		Student Loan Non-Cash Principal Activity
		i	Other Adjustments	$8,622.18
		ii	Capitalized Interest	(1,901,251.42)

		iii	Total Non-Cash Principal Activity	$(1,892,629.24)

		Student Loan Principal Purchases		$(2,700,855.91)
(-)		Total Student Loan Principal Activity		$232,955.32

		Student Loan Interest Activity
		i	Regular Interest Collections	$1,203,693.39
		ii	Interest Claims Received from Guarantors	0.00
		iii	Collection Fees/Returned Items	1,482.17
		iv	Late Fee Reimbursements	36,317.09
		v	Interest Reimbursements	998.79
		vi	Other System Adjustments	0.00
		vii	Special Allowance Payments	0.00
		viii	Subsidy Payments	0.00

		ix	Total Interest Collections	$1,242,491.44

		Student Loan Non-Cash Interest Activity
		i	Interest Accrual Adjustment	$691.46
		ii	Capitalized Interest	1,901,251.42

		iii	Total Non-Cash Interest Adjustments	$1,901,942.88

		Student Loan Interest Purchases		$(43,596.67)

		Total Student Loan Interest Activity		$3,100,837.65

(=	)	Ending Student Loan Portfolio Balance		$969,023,126.69

(+	)	Interest to be Capitalized		$28,822,355.53

(=	)	TOTAL POOL		$997,845,482.22

(+	)	Capitalized Interest		$18,000,000.00

(+	)	Reserve Account Balance		$2,494,613.71

(=	)	Total Adjusted Pool		$1,018,340,095.93

XIII. 2008-3 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-08	$997,845,482	1.36%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.